Retail Installment Contract Receivables - Allowance for Credit Losses (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Change in deferred interest on short-term and long-term RIC receivables	$ 9,820	$ 33,793	$ 172,905	$ 247,500	$ 24,613
Retail Installment Contracts
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Deferred interest, beginning of period	34,163	$ 36,048	36,048	0
Write-offs, net of recoveries	(6,923)		(26,360)	(6,055)
Change in deferred interest on short-term and long-term RIC receivables	2,372		24,475	42,103
Deferred interest, end of period	$ 29,612		$ 34,163	$ 36,048	$ 0